Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Schedule of Trading Assets and Liabilities
Trading assets	SFr 156,730	SFr 150,798	SFr 153,797
Trading liabilities	44,040	44,877	38,186
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	70,962	68,618	66,994
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	55,232	47,574	64,542
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	25,834	29,458	17,731
Trading liabilities	15,434	20,638	13,472
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,702	5,148	4,530
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	28,606	SFr 24,239	24,714
Bank
Schedule of Trading Assets and Liabilities
Trading assets	156,877		153,895
Trading liabilities	44,040		38,186
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	71,072		67,030
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	55,269		64,604
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	25,834		17,730
Trading liabilities	15,434		13,472
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,702		4,531
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 28,606		SFr 24,714